Calvert
Small/Mid-Cap Fund
September 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 2.1%
Hexcel Corp.	4,525	$ 294,759
Woodward, Inc.	5,497	683,057
		$ 977,816
Automobile Components — 3.4%
Atmus Filtration Technologies, Inc.(1)	8,125	$ 169,406
Dorman Products, Inc.(1)	14,742	1,116,854
Visteon Corp.(1)	2,038	281,387
		$ 1,567,647
Automobiles — 0.9%
Harley-Davidson, Inc.	12,710	$420,193
		$420,193
Banks — 3.0%
Commerce Bancshares, Inc.	14,949	$717,253
SouthState Corp.	9,692	652,853
		$1,370,106
Biotechnology — 0.9%
Neurocrine Biosciences, Inc.(1)	3,578	$402,525
		$402,525
Building Products — 3.7%
AAON, Inc.	11,271	$640,982
AZEK Co., Inc. (The)(1)	29,885	888,780
Janus International Group, Inc.(1)	16,427	175,769
		$1,705,531
Capital Markets — 4.8%
LPL Financial Holdings, Inc.	3,128	$743,369
MarketAxess Holdings, Inc.	2,618	559,310
Tradeweb Markets, Inc., Class A	11,395	913,879
		$2,216,558
Chemicals — 1.5%
Quaker Chemical Corp.	4,332	$693,120
		$693,120
Commercial Services & Supplies — 2.8%
Rentokil Initial PLC ADR	34,653	$1,283,894
		$1,283,894
Consumer Staples Distribution & Retail — 3.6%
Casey's General Stores, Inc.	3,270	$887,870
Performance Food Group Co.(1)	13,209	777,482
		$1,665,352
Security	Shares	Value
Containers & Packaging — 2.6%
AptarGroup, Inc.	9,550	$ 1,194,132
		$ 1,194,132
Electric Utilities — 1.6%
Alliant Energy Corp.	15,338	$ 743,126
		$ 743,126
Electrical Equipment — 0.5%
Generac Holdings, Inc.(1)	2,132	$ 232,303
		$ 232,303
Financial Services — 1.0%
Euronet Worldwide, Inc.(1)	5,659	$449,211
		$449,211
Food Products — 1.1%
Lancaster Colony Corp.	1,260	$207,938
Simply Good Foods Co. (The)(1)	8,995	310,507
		$518,445
Gas Utilities — 0.5%
ONE Gas, Inc.	3,277	$223,753
		$223,753
Ground Transportation — 0.9%
Landstar System, Inc.	2,469	$436,865
		$436,865
Health Care Equipment & Supplies — 6.1%
Cooper Cos., Inc. (The)	3,470	$1,103,495
Envista Holdings Corp.(1)	25,055	698,533
Neogen Corp.(1)	16,989	314,976
Teleflex, Inc.	3,681	722,985
		$2,839,989
Health Care Providers & Services — 5.8%
Addus HomeCare Corp.(1)	3,304	$281,468
Chemed Corp.	2,603	1,352,779
Premier, Inc., Class A	14,255	306,483
R1 RCM, Inc.(1)	48,391	729,252
		$2,669,982
Hotels, Restaurants & Leisure — 5.5%
Domino's Pizza, Inc.	2,559	$969,324
Papa John's International, Inc.	3,196	218,031
Texas Roadhouse, Inc.	2,489	239,193
Wyndham Hotels & Resorts, Inc.	16,386	1,139,482
		$2,566,030

Calvert
Small/Mid-Cap Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Industrial REITs — 4.2%
EastGroup Properties, Inc.	5,897	$ 982,027
Rexford Industrial Realty, Inc.	19,474	961,042
		$ 1,943,069
Insurance — 10.9%
RLI Corp.	7,639	$ 1,038,064
Ryan Specialty Holdings, Inc.(1)	23,543	1,139,481
Selective Insurance Group, Inc.	10,333	1,066,055
W.R. Berkley Corp.	14,887	945,176
White Mountains Insurance Group, Ltd.	594	888,440
		$5,077,216
Leisure Products — 0.7%
Brunswick Corp.	4,258	$336,382
		$336,382
Machinery — 6.2%
Albany International Corp., Class A	6,069	$523,633
Graco, Inc.	11,588	844,534
Middleby Corp. (The)(1)	6,958	890,624
Nordson Corp.	2,741	611,709
		$2,870,500
Multi-Utilities — 1.5%
CMS Energy Corp.	13,347	$708,859
		$708,859
Pharmaceuticals — 1.3%
Jazz Pharmaceuticals PLC(1)	4,719	$610,827
		$610,827
Professional Services — 4.9%
CBIZ, Inc.(1)	28,060	$1,456,314
Ceridian HCM Holding, Inc.(1)	5,638	382,538
NV5 Global, Inc.(1)	4,681	450,453
		$2,289,305
Residential REITs — 2.2%
Equity LifeStyle Properties, Inc.	16,173	$1,030,382
		$1,030,382
Software — 9.2%
Altair Engineering, Inc., Class A(1)	7,274	$455,061
Clearwater Analytics Holdings, Inc., Class A(1)	24,432	472,515
Envestnet, Inc.(1)	14,571	641,561
Fair Isaac Corp.(1)	939	815,550
PowerSchool Holdings, Inc., Class A(1)	11,870	268,974
Security	Shares	Value
Software (continued)
Progress Software Corp.	9,004	$ 473,430
SPS Commerce, Inc.(1)	2,683	457,747
Tyler Technologies, Inc.(1)	1,740	671,884
		$ 4,256,722
Specialized REITs — 1.6%
CubeSmart	19,296	$ 735,756
		$ 735,756
Specialty Retail — 0.3%
RH(1)	534	$141,168
		$141,168
Trading Companies & Distributors — 2.7%
Core & Main, Inc., Class A(1)	37,268	$1,075,182
Herc Holdings, Inc.	1,692	201,246
		$1,276,428
Total Common Stocks (identified cost $39,360,324)		$45,453,192

Short-Term Investments — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	986,221	$ 986,221
Total Short-Term Investments (identified cost $986,221)		$ 986,221
Total Investments — 100.1% (identified cost $40,346,545)		$46,439,413
Other Assets, Less Liabilities — (0.1)%		$ (67,474)
Net Assets — 100.0%		$46,371,939

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Calvert
Small/Mid-Cap Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at September 30, 2023.
Organization
Calvert Small/Mid-Cap Fund (the Fund) is a diversified series of Calvert Management Series (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to provide growth of capital. The Fund is the accounting successor to the Eaton Vance Special Equities Fund (the “Predecessor Fund”) pursuant to a reorganization (the “Reorganization”) that took place at the close of business on September 15, 2023. Pursuant to the Reorganization, the Fund acquired the net assets of the Predecessor Fund pursuant to an Agreement and Plan of Reorganization approved by the shareholders of the Predecessor Fund. The Fund is managed using investment policies, objectives, guidelines and restrictions that are substantially similar to those of the Predecessor Fund. The Fund had no investment operations prior to the Reorganization. The historical cost basis of the assets of the Predecessor Fund as of the date of the Reorganization were carried forward to the cost basis of the assets of the Fund. Financial information included for periods prior to the Reorganization is that of the Predecessor Fund.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $986,221, which represents 2.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$997,723	$9,686,450	$(9,697,952)	$ —	$ —	$986,221	$19,642	986,221

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$45,453,192(1)	$ —	$ —	$45,453,192
Short-Term Investments	986,221	—	—	986,221
Total Investments	$46,439,413	$ —	$ —	$46,439,413

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Predecessor Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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